First Trust Dorsey Wright DALI 1 ETF (DALI)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS (a) – 100.0%
	Capital Markets – 100.0%
497,099	First Trust Developed Markets ex-US AlphaDEX® Fund	$25,197,948
816,718	First Trust Dow Jones Global Select Dividend Index Fund	18,057,635
1,146,879	First Trust Emerging Markets AlphaDEX® Fund	24,313,835
409,384	First Trust India NIFTY 50 Equal Weight ETF	17,190,034
425,196	First Trust Japan AlphaDEX® Fund	19,272,817
1,124,266	First Trust Latin America AlphaDEX® Fund	19,454,299
325,001	First Trust Switzerland AlphaDEX® Fund	19,814,238
	Total Investments – 100.0%	143,300,806
	(Cost $140,815,132)
	Net Other Assets and Liabilities – 0.0%	8,757
	Net Assets – 100.0%	$143,309,563

(a)	Represents investments in affiliated funds.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows:
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 143,300,806	$ 143,300,806	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright DALI 1 ETF (DALI)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at March 31, 2023, and for the fiscal year-to-date period (January 1, 2023 to March 31, 2023) are as follows:
Security Name	Shares at 3/31/2023	Value at 12/31/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2023	Dividend Income
First Trust Brazil AlphaDEX® Fund	—	$ 17,066,885	$—	$ (17,033,241)	$ 455,257	$ (488,901)	$—	$—
First Trust Developed Markets ex-US AlphaDEX® Fund	497,099	23,898,172	1,423,955	(1,665,977)	1,454,875	86,923	25,197,948	100,970
First Trust Dow Jones Global Select Dividend Index Fund	816,718	—	19,236,650	(492,240)	(690,055)	3,280	18,057,635	88,086
First Trust Emerging Markets AlphaDEX® Fund	1,146,879	24,639,568	1,403,602	(2,011,508)	196,223	85,950	24,313,835	48,318
First Trust India NIFTY 50 Equal Weight ETF	409,384	16,621,850	1,708,248	(457,656)	(676,053)	(6,355)	17,190,034	21,387
First Trust Japan AlphaDEX® Fund	425,196	17,636,356	1,484,350	(1,036,481)	1,172,466	16,126	19,272,817	35,532
First Trust Latin America AlphaDEX® Fund	1,124,266	17,212,258	2,219,516	(514,159)	521,226	15,458	19,454,299	48,641
First Trust Switzerland AlphaDEX® Fund	325,001	18,084,003	1,514,984	(1,748,825)	1,872,910	91,166	19,814,238	29,705
		$135,159,092	$28,991,305	$ (24,960,087)	$ 4,306,849	$ (196,353)	$143,300,806	$ 372,639

Additional Information
First Trust Dorsey Wright DALI 1 ETF (DALI)
March 31, 2023 (Unaudited)
Licensing Information
Nasdaq® and Nasdaq Dorsey Wright DALI 1TM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.